TRADE AND OTHER PAYABLES	12 Months Ended
Dec. 31, 2023
Schedule Of Detailed Information About Trade And Others Payable [Abstract]
TRADE AND OTHER PAYABLES [Text Block]	7. TRADE AND OTHER PAYABLES
	As at
	December 31, 2023	December 31, 2022
Trade payables and accrued liabilities	$5,081	$1,223
Taxes payable	313	63
Total trade and other payables	$5,394	$1,286